Invested Assets and Net Investment Income - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) dollarsPerSquareFoot	Dec. 31, 2024 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 6,213	$ 5,356
Collateralized loan obligation	5,846	5,028
Realized and unrealized losses on CLOs	120
Other non-financial invested assets	1,693	1,829
Notional amount	188,050	178,698
Fair value	188,028	178,651
Financial liabilities	22,218	21,287
Financial liabilities, at fair value	$ 22,219	$ 21,236
Repurchase agreement interest rate	2.38%	3.52%
Carrying value of securities lent	$ 2,861	$ 2,840
Cash collateral on securities lent
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash collateral	170	194
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,205	1,555
Fair value	1,181	1,505
Securities in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	229	302
Cash and cash equivalents in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Transferred assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Fair value	2,861	2,840
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,360	2,377
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	$ 2,486	2,506
Discounted cash flow | Liquidity adjustments, premium (discount), measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Discount rate	0.50%
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	12 days
Bottom of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	0.00%
Discount rate	5.50%
Terminal capitalization rate	4.50%
Bottom of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0200
Bottom of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	12.00
Bottom of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	3.00
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Top of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.60%
Long-term vacancy rate	25.00%
Discount rate	10.00%
Terminal capitalization rate	8.50%
Top of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0300
Top of range | Discounted cash flow | Liquidity adjustments, premium (discount), measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0100
Top of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	76.00
Top of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	21.00
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	89 days
Investments accounted for using equity method
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	$ 1,693	1,829
Investment property | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
At cost
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	$ 9,432	9,290
At fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	9,432	9,290
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Maximum contractual exposure to credit risk of loans or receivables	291	263
Financial liabilities	5,846	5,028
Financial liabilities, at fair value	5,846	5,028
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities	1,431	1,854
Financial liabilities, at fair value	1,407	1,807
Cash and Accounts Receivable
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	691	679
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 5,522	$ 4,677